PROPERTY, PLANT AND EQUIPMENT (Details Textual) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ 87,316,000	¥ 130,542,000
Gains on disposals of property, plant and equipment	(70,000)	0	¥ 0
Losses on disposals of property, plant and equipment		6,246,000	109,000
Impairment loss recognised in profit or loss, property, plant and equipment	¥ 33,653,000	209,919,000	405,125,000
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives or depreciation rates, property, plant and equipment	40 years
Property Plant And Equipment, At Cost	¥ 2,913,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment’s	1,226,000	1,226,000
Property, plant and equipment	41,528,000	56,645,000	¥ 2,200,000
Impairment loss recognised in profit or loss, property, plant and equipment	¥ 1,687,000	¥ 1,687,000